Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Warrants [Abstract]
Summary of warrant issued
During the year ended December 31, 2011, the Company also issued the following warrants:

Warrants issued with convertible notes (See Note 5)	287,061
Warrants issued to investors with Stock Offering (See Note 9)	1,972,766
Placement agent warrants related to issuance of:
Convertible Notes	143,532
Stock Offering (See Note 6 and Note 9)	986,383

Total	3,389,742

    During the year ended December 31, 2012, the Company also issued the following warrants:

Warrants issued to investors with Stock Offering (See Note 6)	242,189
Warrants issued to investors with Common Stock	4,678,491
Placement agent warrants related to issuance of:
Stock Offering (See Note 6 and Note 9)	121,094
2012 Common Stock Offering	467,845
Warrants issued to investors with stock – accrued dividend	180,115
Total	5,689,734

Summary of warrant activities

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Units	Exercise Price	Term (in years)	Value

Outstanding, December 31, 2010	-	$-	-	$-
Granted	5,364,557	0.51	6.76

Outstanding, December 31, 2011	5,364,557	0.51	6.76	3,261,367
Granted	7,406,079	1.32	3.76

Outstanding, December 31, 2012	12,770,636	$0. 97	4.48	$6,114,768